INCOME TAX - Disclosure of deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Abstract]
Property, plant and equipment	$ (190,768)	$ (154,587)
Other financial assets	6,156	5,714
Provisions	22,746	20,422
Tax loss carry forwards	91,680	89,391
Deferred tax liability	$ (70,186)	$ (39,060)